BUSINESS COMBINATIONS - ACT Intangible assets (Details) - ACT	Jan. 07, 2020 USD ($)
Customer relationships
Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Fair value of finite intangible assets acquired	$ 9,100,000
Useful Life In Years	10 years
Trademarks
Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Fair value of indefinite intangible assets acquired	$ 200,000
FAA part 145 certificate (indefinite lived)
Finite And Indefinite Lived Intangible Assets Acquired As Part Of Business Combination [Line Items]
Fair value of indefinite intangible assets acquired	$ 796,000